UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Ottosen
Title:  Chief Compliance Officer & Counsel
Phone:  (503) 726-2058

Signature, Place, and Date of Signing:

     /s/ Jennifer Ottosen                         May 11, 2011
     -----------------------------         -----------------------------
         Jennifer Ottosen                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     62
                                        ----------------
Form 13F Information Table Value Total:     $5,457,962
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2010

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      280,240       2,997,228
Abbott Labs Com                     COM              002824100      231,776       4,725,315
Accenture PLC Ireland               COM              G1151C101          258           4,710
Adobe Systems Inc                   COM              00724F101      263,748       7,953,823
Aeropostale Inc                     COM              007865108          352          14,480
Alliant Techsystems Inc             COM              018804104          345           4,890
Amphenol Corp                       COM              032095101      124,114       2,281,933
Apollo Group Inc Cl A               COM              037604105          366           8,790
Arthur J Gallagher                  COM              363576109          383          12,610
Automatic Data Processing           COM              053015103      174,809       3,406,936
Bard (C.R.) Inc                     COM              067383109      154,739       1,558,145
Baxter International Inc            COM              071813109          204           3,810
Becton Dickinson                    COM              075887109      171,108       2,149,063
Bristol Myers Squibb Co Com         COM              110122108          373          14,130
CH Robinson Worldwide               COM              12541W209       95,200       1,284,233
Campbell Soup Co                    COM              134429109          345          10,430
Cardinal Health Inc                 COM              14149Y108          365           8,890
Cigna Corp                          COM              125509109          400           9,040
Clorox Co                           COM              189054109       93,685       1,337,027
Coca-Cola Co                        COM              191216100      150,074       2,261,859
Cognizant Tech Solutions Corp       COM              192446102      185,212       2,275,334
Colgate-Palmolive Co                COM              194162103      159,356       1,973,209
Dell Inc                            COM              24702R101          391          26,970
Eaton Vance                         COM              278265103          383          11,900
Ecolab Inc                          COM              278865100       90,361       1,771,095
Eli Lilly & Co                      COM              532457108          371          10,570
Emerson Electric Co                 COM              291011104      221,823       3,796,399
Equifax Inc                         COM              294429105      217,241       5,591,795
Exelon Corp                         COM              30161N101          348           8,450
Exxon Mobil Corp                    COM              30231G102          391           4,650
Federated Investors Inc.            COM              314211103          368          13,770
Forest Labs                         COM              345838106          369          11,450
Garmin Ltd                          COM              H2906T109          361          10,680
General Dynamics Corp               COM              369550108          401           5,250
ITT Educational Svcs                COM              45068B109          361           5,010
Johnson & Johnson                   COM              478160104        1,773          29,940
Kroger Co                           COM              501044101          406          16,940
Lexmark Intl Inc                    COM              529771107          384          10,370
Medtronic Inc                       COM              585055106      246,131       6,254,925
Microsoft Corp Com                  COM              594918104      253,006       9,976,585
Moodys Corp                         COM              615369105          432          12,750
Nike Inc Cl B                       COM              654106103          627           8,289
Nu Skin Enterprises                 COM              67018T105          347          12,100
Omnicom Group Inc                   COM              681919106      274,963       5,604,639
Oracle Corp                         COM              68389X105      221,735       6,644,759
Paychex Inc                         COM              704326107      133,447       4,255,331
Pepsico Inc                         COM              713448108      255,512       3,966,964
Pfizer Inc Com                      COM              717081103          396          19,520
Praxair Inc                         COM              74005P104      196,700       1,936,027
Procter & Gamble Co                 COM              742718109      229,834       3,731,077
Radioshack                          COM              750438103          358          23,900
Silgan Holdings Inc                 COM              827048109          385          10,120
Stryker Corp                        COM              863667101      252,959       4,160,513
Sysco Corp                          COM              871829107       84,675       3,056,874
T Rowe Price Group Inc              COM              74144T108      257,387       3,875,150
Total System Services               COM              891906109          387          21,490
United Technologies Corp            COM              913017109      274,694       3,245,062
Unitedhealth Group Inc              COM              91324P102          430           9,520
Waddell & Reed Financial Inc        COM              930059100          283           6,970
Wal Mart Stores Inc                 COM              931142103          331           6,370
Waters Corp                         COM              941848103      149,386       1,719,062
Westamerica Bancorporation          COM              957090103          373           7,270

                                                                  5,457,962     104,186,391
                                                                  =========     ===========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,803,968                  193,260
Abbott Labs Com                             Sole                    4,420,540                  304,775
Accenture PLC Ireland                       Sole                        4,710
Adobe Systems Inc                           Sole                    7,453,923                  499,900
Aeropostale Inc                             Sole                       14,480
Alliant Techsystems Inc                     Sole                        4,890
Amphenol Corp                               Sole                    2,131,603                  150,330
Apollo Group Inc Cl A                       Sole                        8,790
Arthur J Gallagher                          Sole                       12,610
Automatic Data Processing                   Sole                    3,179,501                  227,435
Bard (C.R.) Inc                             Sole                    1,452,325                  105,820
Baxter International Inc                    Sole                        3,810
Becton Dickinson                            Sole                    2,031,143                  117,920
Bristol Myers Squibb Co Com                 Sole                       14,130
CH Robinson Worldwide                       Sole                    1,200,433                   83,800
Campbell Soup Co                            Sole                       10,430
Cardinal Health Inc                         Sole                        8,890
Cigna Corp                                  Sole                        9,040
Clorox Co                                   Sole                    1,251,773                   85,254
Coca-Cola Co                                Sole                    2,111,387                  150,472
Cognizant Tech Solutions Corp               Sole                    2,129,534                  145,800
Colgate-Palmolive Co                        Sole                    1,845,387                  127,822
Dell Inc                                    Sole                       26,970
Eaton Vance                                 Sole                       11,900
Ecolab Inc                                  Sole                    1,656,673                  114,422
Eli Lilly & Co                              Sole                       10,570
Emerson Electric Co                         Sole                    3,546,692                  249,707
Equifax Inc                                 Sole                    5,218,653                  373,142
Exelon Corp                                 Sole                        8,450
Exxon Mobil Corp                            Sole                        4,650
Federated Investors Inc.                    Sole                       13,770
Forest Labs                                 Sole                       11,450
Garmin Ltd                                  Sole                       10,680
General Dynamics Corp                       Sole                        5,250
ITT Educational Svcs                        Sole                        5,010
Johnson & Johnson                           Sole                       28,940                    1,000
Kroger Co                                   Sole                       16,940
Lexmark Intl Inc                            Sole                       10,370
Medtronic Inc                               Sole                    5,849,551                  405,374
Microsoft Corp Com                          Sole                    9,349,766                  626,819
Moodys Corp                                 Sole                       12,750
Nike Inc Cl B                               Sole                        8,289
Nu Skin Enterprises                         Sole                       12,100
Omnicom Group Inc                           Sole                    5,244,310                  360,329
Oracle Corp                                 Sole                    6,193,409                  451,350
Paychex Inc                                 Sole                    3,977,521                  277,810
Pepsico Inc                                 Sole                    3,718,861                  248,103
Pfizer Inc Com                              Sole                       19,520
Praxair Inc                                 Sole                    1,809,485                  126,542
Procter & Gamble Co                         Sole                    3,503,282                  227,795
Radioshack                                  Sole                       23,900
Silgan Holdings Inc                         Sole                       10,120
Stryker Corp                                Sole                    3,886,220                  274,293
Sysco Corp                                  Sole                    2,854,987                  201,887
T Rowe Price Group Inc                      Sole                    3,623,687                  251,463
Total System Services                       Sole                       21,490
United Technologies Corp                    Sole                    3,029,766                  215,296
Unitedhealth Group Inc                      Sole                        9,520
Waddell & Reed Financial Inc                Sole                        6,970
Wal Mart Stores Inc                         Sole                        6,370
Waters Corp                                 Sole                    1,608,872                  110,190
Westamerica Bancorporation                  Sole                        7,270
